Share Capital - Schedule of Common Shares Issued (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Opening balance	288,363,553	288,082,303	260,018,853
Opening balance, value	$ 112,144,172	$ 112,028,194	$ 103,616,221
Common shares issued on public offering			25,090,700
Common shares issued on public offering, value			$ 10,663,548
Share issue costs
Share issue costs, value			$ (1,131,990)
Fair value of warrants issued on public offering
Fair value of warrants issued on public offering, value			$ (2,286,426)
Fair value of compensation options issued to brokers
Fair value of compensation options issued to brokers, value			$ (479,204)
Funds from the exercise of stock options	3,302,835	281,250	372,250
Funds from the exercise of stock options, value	$ 794,808	$ 60,028	$ 87,974
Fair value of stock options exercised
Fair value of stock options exercised , value	$ 768,356	$ 55,950	$ 82,330
Funds from the exercise of warrants and compensation warrants			2,600,500
Funds from the exercise of warrants and compensation warrants, value			$ 1,028,471
Fair value of warrants and compensation warrants exercised
Fair value of warrants and compensation warrants exercised, value			$ 447,270
Funds from the exercise of warrants	744,000
Funds from the exercise of warrants, value	$ 293,642
Fair value of exercised warrants (Notes 12 and 13)
Fair value of exercised warrants (Notes 12 and 13), value	$ 127,964
Issued on the conversion of convertible debentures (Note 12)	1,235,000
Issued on the conversion of convertible debentures (Note 12), value	$ 369,545
Fair value of warrants issued on conversion of convertible debentures
Fair value of warrants issued on conversion of convertible debentures, value	$ (146,858)
Exercise of warrants issued in conjunction with debt financing	942,448
Exercise of warrants issued in conjunction with debt financing, value	$ 221,620
Shares issued to settle accounts payable	$ 30,268
Shares issued to settle accounts payable, shares	13,011
Ending balance	294,618,104	288,363,553	288,082,303
Ending balance, value	$ 114,586,260	$ 112,144,172	$ 112,028,194